Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2022	2021	2020
	(in thousands)
Current tax expense (benefit):
U.S. federal	$(22,713)	$10,969	$(34,698)
State and local	(103)	137	0
Total	(22,816)	11,106	(34,698)
Deferred tax expense (benefit):
U.S. federal(1)	(7,958)	(13)	28,359
Total	(7,958)	(13)	28,359
Income tax expense (benefit) from operations	(30,774)	11,093	(6,339)
Income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)(1)	(36,731)	(19,694)	26,521
Total income tax expense (benefit)	$(67,505)	$(8,601)	$20,182

Schedule of Effective Income Tax Rate Reconciliation
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2022, 2021 and 2020, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2022	2021	2020
	($ in thousands)
Expected federal income tax expense (benefit)(1)	$(21,126)	$20,100	$8,827
Non-taxable investment income	(6,259)	(6,371)	(5,819)
Tax credits	(3,393)	(3,478)	(2,451)
Changes in tax law	0	67	(6,941)
Other	4	775	45
Reported income tax expense (benefit)	$(30,774)	$11,093	$(6,339)
Effective tax rate(1)	30.6%	11.6%	(15.1)%

Schedule of Deferred Tax Assets and Liabilities
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2022	2021
	(in thousands)
Deferred tax assets:
Insurance reserves(1)	$1,677	$49,117
Net unrealized loss on securities	56,805	0
Other	465	398
Deferred tax assets	58,947	49,515
Deferred tax liabilities:
Deferred policy acquisition cost(1)	15,078	8,639
Net unrealized gain on securities	0	36,834
Investments(1)	4,149	9,381
Deferred tax liabilities	19,227	54,854
Net deferred tax asset (liability)	$39,720	$(5,339)